ACCOUNTING POLICIES (Details) - Codere Online Business [Member]	12 Months Ended
Dec. 31, 2020
Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years